Income Taxes - Summary of Reconciliation between U.S. Statutory Federal Income Tax Rate and Effective Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
U.S. federal statutory rate	21.00%	34.00%
State income taxes, net of federal benefit	5.57%	4.67%
Federal rate change, deferred items		(23.03%)
State rate change and other	(0.03%)	0.89%
Non-deductible interest		(17.67%)
Federal NOLs to expire unutilized due to sec 382 limitation		(14.02%)
Other permanent items	(0.98%)	(0.03%)
Change in valuation allowance	(25.56%)	15.19%
Effective rate	0.00%	0.00%